CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019
Acquisition of subsidiaries		$ (4,658,881)					$ (4,714,631)
Debt forgiven by major shareholder	$ 2,448,654						2,473,228
Shareholder contribution							4,439,285
Return of prepayment for acquisition				$ 4,053,587				$ 4,053,587
Capital contribution			$ 69,423					69,423
Additional paid in capital	2,119,495	(266,776)	4,507,647	3,723,895	$ 2,119,495	$ 4,507,647	6,069,491	4,437,972	$ 4,293,010	$ (378,195)	$ (489,930)
Retained Earnings [Member]
Acquisition of subsidiaries
Debt forgiven by major shareholder
Shareholder contribution
Return of prepayment for acquisition
Capital contribution
Additional paid in capital	(8,291,126)	(7,985,184)	(7,233,167)	(7,676,362)	(8,291,126)	(7,233,167)	(8,880,613)	(7,704,045)	(7,924,069)	(7,694,115)	(7,707,705)
Additional Paid-in Capital [Member]
Acquisition of subsidiaries		(4,658,881)					(4,714,631)
Debt forgiven by major shareholder	2,448,654						2,473,228
Shareholder contribution							4,439,285
Return of prepayment for acquisition				4,053,587		4,053,587		4,053,587
Capital contribution			69,423			69,423		69,423
Additional paid in capital	$ 9,585,799	$ 7,044,260	$ 11,424,486	$ 11,262,178	9,585,799	11,424,486	14,086,793	11,517,371	$ 11,610,256	$ 7,115,356	7,022,471
Previously Reported [Member]
Additional paid in capital								6,892,082
Previously Reported [Member] | Retained Earnings [Member]
Acquisition of subsidiaries					(3,648,666)		(3,648,666)
Previously Reported [Member] | Additional Paid-in Capital [Member]
Acquisition of subsidiaries							(4,313,025)
Debt forgiven by major shareholder							6,912,513
Shareholder contribution
Return of prepayment for acquisition
Capital contribution
Additional paid in capital											10,743,875
Revision of Prior Period, Reclassification, Adjustment [Member]
Additional paid in capital								(2,454,110)
Revision of Prior Period, Reclassification, Adjustment [Member] | Retained Earnings [Member]
Acquisition of subsidiaries					$ 3,648,666		3,648,666
Revision of Prior Period, Reclassification, Adjustment [Member] | Additional Paid-in Capital [Member]
Acquisition of subsidiaries							(401,606)
Debt forgiven by major shareholder							(4,439,285)
Shareholder contribution							$ 4,439,285
Return of prepayment for acquisition						4,053,587		4,053,587
Capital contribution						$ 69,423		$ 69,423
Additional paid in capital											$ (3,721,404)